FINANCIAL INSTRUMENTS - Derivative instruments (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) USD ($)	Dec. 31, 2021 BRL (R$) USD ($)	Dec. 31, 2020 BRL (R$)
FINANCIAL INSTRUMENTS
Amount receivable	R$ 3,272	R$ 3,246
Amount payable	19,056
Fair value of derivatives
Current assets	3,272	3,246
Current liabilities	19,056
Net income
Gains on financial instruments	83,465	28,349
Losses on financial instruments	(44,386)	(10,421)
Total gains (losses) on financial instruments	39,079	17,928	R$ (774)
Other comprehensive income
Gains on financial instruments		1,907
Losses on financial instruments	(607)
Total gains (losses) on financial instruments	R$ (607)	R$ 1,907
Currency forward contracts | Maturity in 2022
FINANCIAL INSTRUMENTS
Notional value | $		5.3
Amount receivable		R$ 3,246
Currency forward contracts | Maturity In 2023
FINANCIAL INSTRUMENTS
Notional value | $	30.9
Amount payable	R$ 17,950
Commodity contracts | Maturity In 2023/2024
FINANCIAL INSTRUMENTS
Notional value | $	2.4
Amount receivable	R$ 3,272
Amount payable	R$ 1,106